Note 19 - Other Non-Operating Income (Expense)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of finance income (cost) [text block]
19.	Other Non-Operating Income (Expense)

The Company’s Other Non-Operating Income (Expense) comprises the following for the years ended December 31, 2025, 2024 and 2023:

	For the years ended December 31
	2025	2024	2023
Foreign exchange gain (loss)	$1,159	$(4,338)	$1,485
Interest expense	(10,731)	(7,274)	(8,147)
Realized gain on marketable securities	1	306	90
Transaction costs	(5,232)	-	-
Gain on extinguishment governmental loans (Note 10)	3,311	-	-
Loss on extinguishment of royalty (Note 12)	(1,023)	-	-
Other non-operating income (expense)	190	298	100
	$(12,325)	$(11,008)	$(6,472)